Income Taxes	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Income Taxes
11.	Income Taxes

The Company is subject to taxation in the U.S. and various state jurisdictions. The Company is not subject to taxation in foreign countries. The Company’s effective tax rate is calculated quarterly based upon current assumptions relating to the full year’s estimated operating results and various tax-related items. Each quarter, an estimate of the annual effective tax rate is updated should we revise our forecast of earnings based upon our operating results. If there is a change in the estimated effective annual tax rate, a cumulative adjustment is made. The Company’s effective tax rate was 0% for each of the six months ended June 30, 2022 and 2023.

The difference between the effective tax rate of 0% and the U.S. federal statutory rate of 21% for each of the six months ended June 30, 2022 and 2023 was primarily due to changes in deferred tax balances, partially offset by valuation allowances.

As of June 30, 2023, we determined that, based on an evaluation of our history of net losses and all available evidence, both positive and negative, including our latest forecasts and cumulative losses in recent years, it was more likely than not that none or substantially none of our deferred tax assets would be realized and, therefore, we continued to record a valuation allowance.

11. Income Taxes

The Company is subject to taxation in the U.S. and various state jurisdictions. The Company is not subject to taxation in foreign countries. The provision for income taxes for the years ended December 31, 2021 and 2022 are as follows (in thousands):

	Years Ended
	December 31,
	2021	2022
Current:
Federal	$—	$—
State	—	—
Deferred:
Federal	5	7
State	—	—
Provision for income taxes	$5	$7

A reconciliation of the income tax computed at federal statutory income tax rate to the reported provision for income taxes is as follows (in thousands):

	Years Ended
	December 31,
	2021	2022
Tax benefit at statutory federal rate	$(4,885)	$(5,618)
State tax, net of federal tax benefit	(1,500)	(1,694)
Interest expense	274	477
Increase in valuation allowance	6,993	7,908
Permanent items	30	37
General business tax credit	(923)	(1,098)
Other	16	(5)
Provision for income taxes	$5	$7

Significant components of the Company’s deferred income taxes are as follows (in thousands):

	December 31,
	2021	2022
Deferred tax assets:
Net operating losses	$14,380	$17,890
Tax credit carryforwards, net	2,191	3,285
Accrued expenses	52	347
Section 174 R&E capitalization	—	2,847
Lease liability	229	106
Stock-based compensation	15	20
Total deferred tax assets	16,867	24,495
Deferred tax liabilities:
Operating lease right-of-use asset	(224)	(101)
Property and equipment	(745)	(595)
Total deferred tax liabilities	(969)	(696)
Net deferred tax assets	15,898	23,799
Less: Valuation allowance	(15,917)	(23,825)
Net deferred tax liability	$(19)	$(26)

Realization of deferred tax assets is dependent upon future earnings, if any, the timing and amount of which are uncertain. Due to the lack of earnings history, the deferred tax assets have been offset by a valuation allowance net of reversing deferred tax liabilities that provided for a source of future taxable income. The valuation allowance increased by approximately $7.0 million and $7.9 million for the years ended December 31, 2021 and 2022, respectively.

The Company has net operating loss carryforwards for federal and state income tax purposes of approximately $61.3 million and $71.6 million, respectively, as of December 31, 2022. Under the Tax Act and Jobs Act of 2017, the $61.3 million of federal net operating losses generated after December 31, 2017 will be carried forward indefinitely. The California net operating loss carryforwards will begin to expire in 2037 unless previously utilized.

As of December 31, 2022, the Company also had federal and California research and development tax credit carryforward of approximately $2.2 million and $1.8 million, respectively. The federal research and development credit carryforwards will begin to expire in 2038. The California research and development credit carryforwards are available indefinitely.

Federal and California tax laws impose significant restrictions on the utilization of net operating loss carryforwards in the event of a change in ownership of the Company, as defined by Internal Revenue Code Sections 382 and 383. The Company has not completed a formal study to determine the limitations on their tax attributes due to change in ownership and may have limitations on the utilization of net operating loss carryforwards, credit carryforwards, or other tax attributes due to ownership changes.

The Inflation Reduction Act of 2022 (“IRA”) which incorporates a Corporate Alternative Minimum Tax (CAMT) was signed on August 16, 2022. The changes will be effective for the tax years beginning after December 31, 2022. The new tax law will require companies to compute two separate calculations for federal income tax purposes and pay the greater of the new minimum tax or their regular tax liability. The IRA is not expected to have a material impact for the Company.

Under the Coronavirus Aid, Relief, and Economic Security (“CARES”) Act signed into law on March 27, 2020, net operating losses (“NOLs”) arising in tax years beginning after December 31, 2017, and before January 1, 2021 may be carried back to each of the five tax years preceding the tax year of such loss. Moreover, under the Tax Act as modified by the CARES Act, federal NOLs of the Company’s corporate subsidiaries generated in tax years ending after December 31, 2017 may be carried forward indefinitely, but the deductibility of federal NOLs, particularly for tax years beginning on or after January 1, 2021, may be limited. The Company is currently assessing the impact the CARES Act will have on the Company’s financial statements.

Uncertain Tax Benefits

No liability related to uncertain tax positions is recorded on the financial statements. The following table summarizes the activity related to the Company’s unrecognized tax benefits for the year ended December 31 (in thousands):

	Years Ended
	December 31,
	2021	2022
Beginning balance	$156	$269
Additions for tax positions related to the current year	113	131
Reductions for tax positions related to prior years	—	3
Ending balance	$269	$403

The reversal of uncertain tax benefits would not affect the effective tax rate to the extent that the Company continues to maintain a valuation allowance against its deferred tax assets. The Company does not anticipate any significant changes to unrecognized tax benefits over the next 12 months.

Income tax returns are filed in the United States and California. The Company is not currently under audit by the Internal Revenue Service and the State of California. The years 2019 and forward remain open to examination for federal income tax purposes and the years 2018 and forward for California income tax to which the Company is subject. Due to net operating loss carryforwards, all years effectively remain open to income tax examination by the domestic taxing jurisdictions in which the Company files tax returns.

The Company’s practice is to recognize interest and penalties related to income tax matters in income tax expense. For the years ended December 31, 2021 and 2022 the Company has not recognized any interest or penalties related to income tax in the Company’s statements of operations.

Graf Acquisition Corp. IV [Member]
Income Taxes

Note 11 — Income Taxes

The Company’s taxable income primarily consists of interest income on the Trust Account. The Company’s general and administrative expenses are generally considered start-up costs and are not currently deductible. For the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021, there was income tax expense of approximately $438,000 and $0, respectively.

The income tax provision (benefit) consists of the following:

		For the Period from
		January 28, 2021
	For the Year Ended	(inception) through
	December 31, 2022	December 31, 2021
Current
Federal	$438,374	$—
State	—	—
Deferred
Federal	(539,887)	518,081
State	—
Valuation allowance	539,887	(518,081)
Income tax provision	$438,374	$—

The Company’s net deferred tax assets are as follows:

	December 31, 2022	December 31, 2021
Deferred tax assets:
Start-up/Organization costs	$1,027,717	$487,830
Net operating loss carryforwards	—	30,251
Total deferred tax assets	1,027,717	518,081
Valuation allowance	(1,027,717)	(518,081)
Deferred tax asset, net of allowance	$—	$—

As of December 31, 2022 and 2021, the Company had $0 and $144,052, respectively, of U.S. federal operating loss carryovers that do not expire and are available to offset future taxable income. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax assets, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2022 and 2021, the change in the valuation allowance was $1,027,717and $518,081, respectively.

There were no unrecognized tax benefits as of December 31, 2022 and 2021. No amounts were accrued for the payment of interest and penalties at December 31, 2022 and 2021. The Company is currently not aware of any issues under review that could result in significant payments, accruals or material deviation from its position. The Company is subject to income tax examinations by major taxing authorities since inception.

A reconciliation of the statutory federal income tax rate (benefit) to the Company’s effective tax rate (benefit) is as follows for the year ended December 31, 2022 and for the period from January 28, 2021 (inception) through December 31, 2021:

	December 31, 2022	December 31, 2021
Statutory Federal income tax rate	21.0%	21.0%
Offering Costs	0.0%	(0.7)%
Loss upon issuance of private placement warrants	0.0%	(88.1)%
Gain on settlement of deferred underwriting commissions	(0.8)%	0.0%
Change in fair value of warrant liabilities	(21.7)%	120.1%
Change in Valuation Allowance	10.8%	(52.3)%
Income tax provision	9.3%	0.0%